Summary of Significant Accounting Policies (Details) - Schedule of exercise price could be less than the most recent fair value of the common shares - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Schedule Of Exercise Price Could Be Less Than The Most Recent Fair Value Of The Common Shares Abstract
Convertible debt	80,000	80,000
Total	80,000	80,000